GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA (Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
License Revenues	$ 7,708	$ 11,211	$ 11,762
Service Revenues	26,083	24,644	17,295
Total revenues	33,791	35,855	29,057
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
License Revenues	1,433	2,745	2,322
Service Revenues	3,837	3,536	3,259
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
License Revenues	2,421	2,893	2,616
Service Revenues	4,881	6,186	7,820
Rest of Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
License Revenues	2,127	3,035	1,761
Service Revenues	4,658	7,121	4,370
North and South America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
License Revenues	1,343	2,091	4,254
Service Revenues	12,270	7,435	1,284
Africa and Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
License Revenues	384	447	809
Service Revenues	$ 437	$ 366	$ 562